Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the six-month
period ended 30 June 2024:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736

Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.4	(3 465)	(5 036)
Changes during the period	11.8	(692)	(100)
At the end of the current period	47.3	(4 158)	(5 136)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 558)	-	-	(4 558)
Cash flow hedges	-	326	-	326
Re-measurements of post-employment benefits	-	-	-	-
Other comprehensive income/(loss)	(4 558)	326	-	(4 232)
As per 30 June 2024	(34 738)	507	(1 155)	(35 387)
The loss in translation reserves is primarily related to the weakening of the closing rates of the Mexican peso, the Colombian peso and the Brazilian real, which resulted in a net foreign exchange translation adjustment of 4 558m US dollar as of 30 June 2024 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	3 610	-	-	3 610
Cash flow hedges	-	(541)	-	(541)
Re-measurements of post-employment benefits	-	-	3	3
Other comprehensive income/(loss)	3 610	(541)	3	3 072
As per 30 June 2023	(31 067)	(396)	(1 018)	(32 481)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the
six-month
period ended 30 June 2024 is based on the profit attributable to equity holders of AB InBev of 2 564m US dollar (30 June 2023: 1 977m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2024	2023

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 984
Effect of stock lending	30	30
Effect of delivery of treasury shares and share buyback programs	(9)	2
Weighted average number of ordinary and restricted shares at 30 June	2 005	2 016
The calculation of diluted earnings per shares for the
six-month
period ended 30 June 2024 is based on the profit attributable to equity holders of AB InBev of 2 564m US dollar (30 June 2023: 1 977m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2024	2023

Weighted average number of ordinary and restricted shares at 30 June	2 005	2 016
Effect of share options, PSUs and restricted stock units	38	38
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 043	2 054

The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS
measure.A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2024	2023

Profit attributable to equity holders of AB InBev	2 564	1 977
Net impact of exceptional items on profit (refer to Note 7)	675	750
Profit before exceptional items, attributable to equity holders of AB InBev	3 239	2 727
Hyperinflation impacts	81	35
Underlying profit	3 320	2 762

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2024	2023

Profit attributable to equity holders of AB InBev	2 564	1 977
Weighted average number of ordinary and restricted shares	2 005	2 016
Basic EPS	1.28	0.98

Profit attributable to equity holders of AB InBev	2 564	1 977
Weighted average number of ordinary and restricted shares (diluted)	2 043	2 054
Diluted EPS	1.25	0.96

Underlying profit	3 320	2 762
Weighted average number of ordinary and restricted shares	2 005	2 016
Underlying EPS	1.66	1.37